Consolidated Balance Sheets € in Millions, $ in Millions	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)
Current assets:
Cash and cash equivalents	$ 3,547	$ 1,894
Accounts receivables, net	879	1,033
Assets held for sale		1,104
Inventories, net	1,236	1,113
Other current assets	382	254
Total current assets	6,044	5,398
Non-current assets:
Other non-current assets	981	962
Property, plant and equipment, net	2,295	2,352
Identified intangible assets, net	5,863	7,343
Goodwill	8,866	8,843
Total non-current assets	18,005	19,500
Total assets	24,049	24,898
Current liabilities:
Accounts payable	1,146	973
Liabilities held for sale		198
Restructuring liabilities - current	74	129
Accrued liabilities	747	712
Short-term debt	751	421
Total current liabilities	2,718	2,433
Non-current liabilities:
Long-term debt	5,814	8,766
Restructuring liabilities	15	22
Deferred tax liabilities	701	1,659
Other non-current liabilities	1,085	862
Total non-current liabilities	7,615	11,309
Equity:
Non-controlling interests	189	221
Stockholders' equity:
Preferred stock, par value €0.20 per share: Authorized: 645,754,500 (2016: 645,754,500 shares) Issued: none
Common stock, par value €0.20 per share: Authorized: 430,503,000 shares (2016: 430,503,000 shares) Issued and fully paid: 346,002,862 shares (2016: 346,002,862 shares)	71	71
Capital in excess of par value	15,960	15,679
Treasury shares, at cost: 3,078,470 shares (2016: 10,609,980 shares)	(342)	(915)
Accumulated other comprehensive income (loss)	177	34
Accumulated deficit	(2,339)	(3,934)
Total Stockholders' equity	13,527	10,935
Total equity	13,716	11,156
Total liabilities and equity	$ 24,049	$ 24,898